INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

a.The following table shows the Company's intangible assets for the periods presented:

	Weighted Average Useful life	December 31,
	(Years)	2020	2019
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
IP R&D	6	3,659	3,659

		$18,239	$18,239
Accumulated amortization:

Technology		$9,111	$9,111
Backlog		1,877	1,877
Customer relationships		3,592	3,592
IP R&D		915	305

		$15,495	$14,885

Amortized cost		$2,744	$3,354

Schedule of Estimated Amortization Expense	c.Estimated amortization expense for the years ending:
Year ending December 31,

2021	610
2022	610
2023	610
Thereafter	914

Total	2,744